Income Tax Expense - Summary of Reconciliation of Deferred Tax Assets and Liabilities Included in Consolidated Statements of Financial Position (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	€ 2,027	€ 2,656	€ 2,557
Net deferred tax assets	475	626	1,146
Deferred tax liabilities	(42)	(320)	(1,763)
Deferred tax liabilities compensated [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities compensated	€ (1,552)	€ (2,030)	€ (1,411)